NET LOSS/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET LOSS/INCOME PER SHARE
Schedule of computation of basic and diluted net (loss) income per share

	Years ended December 31,
	2021	2022	2023
Numerator:
Numerator for basic and diluted loss per share from continuing operations	$(6,689)	$(9,252)	$(3,175)
Numerator for basic and diluted income (loss) per share from discontinued operations	7,002	(5,056)	—
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	46,654,853	49,458,266	56,333,003
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	46,654,853	49,458,266	56,333,003

Basic and Diluted loss per share from continuing operations	$(0.14)	$(0.19)	$(0.06)
Basic and Diluted income (loss) per share from discontinued operations	$0.15	$(0.10)	—

Basic and Diluted loss per ADS from continuing operations (Note i)	$(2.80)	$(3.80)	$(1.20)
Basic and Diluted income (loss) per ADS from discontinued operations	$3.00	$(2.00)	—

(Note i) In February, 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.